CONVERTIBLE NOTES (Schedule of Net Carrying Amount) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net carrying value	$ 337,777
Amortization of debt discount and issuance costs	10,004
Convertible Notes [Member]
Principal outstanding	442,750
Unamortized debt discount	(96,371)
Unamortized debt issuance costs	(8,602)
Net carrying value	337,777
Amount allocated to conversion option	105,375
Less: allocated issuance costs and Capped call	(48,337)
Equity component, net	57,038
Amortization of debt discount and issuance costs	$ 10,004